Income Taxes - Schedule of deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Net operating loss carry forwards	$ 29,960,000	$ 28,438,000
Orphan drug and research and development credit carry forwards	10,298,000	9,617,000
Equity based compensation	44,000	227,000
Intangible and fixed assets	1,410,000	1,401,000
Capitalized research and development	3,497,000	2,482,000
Lease Liability	37,000	69,000
Other		(85,000)
Total	45,246,000	42,149,000
Valuation allowance	(45,216,000)	(42,087,000)
Net deferred tax assets	30,000	62,000
Right of use asset	(30,000)	(62,000)
Total gross deferred tax liabilities	(30,000)	(62,000)
Net deferred tax assets	$ 0	$ 0